UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2007

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$226,702	$229,271		0.01%
Lydian Partners II L.P.	7/1/2002	53,750,000	69,194,395		2.21

Total Convertible Arbitrage		53,976,702	69,423,666		2.22

Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	28,367,735		0.91
Avenue Europe Investments, L.P.	8/1/2004	38,000,000	47,773,113		1.53

Total Distressed		56,100,000	76,140,848		2.44

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	59,000,000	77,646,767		2.49
The 32 Capital Fund LLC	7/1/2007	35,000,000	34,201,663		1.10

Total Equity Long/Short - High Hedge		94,000,000	111,848,430		3.59

Equity Long/Short - Opportunistic
Atlas Advantage Fund, L.P.	7/1/2006	52,000,000	60,919,453		1.95
Blackstone Kailix Fund L.P.	10/1/2006	68,000,000	79,882,001		2.56
Delta Institutional, LP	3/1/2004	47,400,000	69,409,482		2.22
Karsch Capital II, LP	5/1/2004	57,337,448	71,889,103		2.30
Lancer Partners, L.P.	7/1/2002	15,625,000	—	(a)	0.00
Lansdowne Global Financials Fund, L.P.	10/1/2004	52,000,000	99,038,241		3.17
Value Partners China Hedge Fund LLC	2/1/2005	25,965,961	47,595,683		1.53
Visium Balanced Fund, LP	12/1/2005	60,000,000	75,040,359		2.40

Total Equity Long/Short - Opportunistic		378,328,409	503,774,322		16.13

Event Driven Credit
Fir Tree Recovery Fund, L.P.	7/1/2002	721,281	721,281		0.02
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	75,000,000	88,089,400		2.82
Q Funding III, L.P.	7/1/2002	11,118,520	20,529,363		0.66
Silver Point Capital Fund, L.P.	6/1/2007	81,000,000	79,468,685		2.55

Total Event Driven Credit		167,839,801	188,808,729		6.05

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Fixed Income Arbitrage
Endeavour Fund I LLC	3/1/2004	$17,096,247	$17,586,228		0.56%
Platinum Grove Contingent Capital Partners, L.P.	2/1/2005	80,000,000	88,221,548		2.83

Total Fixed Income Arbitrage		97,096,247	105,807,776		3.39

Macro
Brevan Howard L.P.	8/1/2004	79,500,000	103,508,373		3.32
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	80,000,000	104,494,752		3.35

Total Macro		159,500,000	208,003,125		6.67

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	65,750,000	77,988,499		2.50
New Ellington Credit Partners, LP	2/1/2006	90,000,000	75,782,988		2.43
Safe Harbor Fund, L.P. (b)	7/1/2002	18,750,000	9,379,251	(a)	0.30
Sorin Fund, L.P.	10/1/2006	34,500,000	42,007,473		1.35
Structured Servicing Holdings, L.P.	7/1/2002	40,825,940	57,245,736		1.83

Total Mortgage Arbitrage		249,825,940	262,403,947		8.41

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	16,351,260	5,578,185		0.18
Citadel Wellington LLC	7/1/2002	101,250,000	195,163,252		6.25
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	115,171,336	139,233,350		4.46
HBK Fund L.P.	7/1/2002	104,161,678	138,026,000		4.42
OZ Domestic Partners, L.P.	7/1/2002	115,500,000	153,245,018		4.91
Perry Partners, L.P.	12/1/2006	37,500,000	42,127,152		1.35
Polygon Global Opportunities Fund LP	7/1/2005	140,000,000	181,230,489		5.81
QVT Associates LP	9/1/2006	119,000,000	164,783,891		5.28
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	76,000,000	70,261,902		2.25

Total Multi-Strategy		824,934,274	1,089,649,239		34.91

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Relative Value Credit
Artesian GMSCAF (Onshore) Series LP - OP2	2/1/2006	$28,126,034	$30,183,727	0.97%
Trilogy Financial Partners, L.P.	1/1/2003	25,000,000	33,289,127	1.07

Total Relative Value Credit		53,126,034	63,472,854	2.04

Restructurings and Value
Amber Fund LP	4/1/2007	81,000,000	84,534,181	2.71
Castlerigg Partners LP	5/1/2007	74,000,000	74,363,438	2.38
Empyrean Capital Fund, LP	7/1/2004	407,519	407,519	0.01
Laxey Investors L.P.	9/1/2004	24,150,971	27,001,172	0.87
Oceanwood Global Opportunities Fund L.P.	7/1/2007	50,000,000	49,003,350	1.57
One East Partners, LP	8/1/2006	58,000,000	67,365,905	2.16
Western Investment Activism Partners LLC	1/1/2006	52,124,131	61,254,290	1.96

Total Restructurings and Value		339,682,621	363,929,855	11.66

Total Investments in Investment Funds		$2,474,410,028	$3,043,262,791	97.51%

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Description	Cost	Fair Value	Percent of Partners’ Capital
Short-Term Investments
State Street Eurodollar Time Deposit
3.75% due 10/1/07	$6,276,148	$6,276,148	0.20%

Total Short-Term Investments	6,276,148	6,276,148	0.20

Total Investments in Investment Funds and Short-Term Investments	$2,480,686,176	3,049,538,939	97.71

Other Assets, less Liabilities		71,282,468	2.29

Total Partners’ Capital		$3,120,821,407	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant’s investment adviser.
(b)	In liquidation.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	34.91%
Equity Long/Short - Opportunistic	16.13
Restructurings and Value	11.66
Mortgage Arbitrage	8.41
Macro	6.67
Event Driven Credit	6.05
Equity Long/Short - High Hedge	3.59
Fixed Income Arbitrage	3.39
Distressed	2.44
Convertible Arbitrage	2.22
Relative Value Credit	2.04
Short-Term Investments	0.20

Total Investments in Investment Funds and Short-Term Investments	97.71%

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2007